Pay vs Performance Disclosure	12 Months Ended
	Aug. 26, 2023 USD ($) $ / shares	Aug. 27, 2022 USD ($) $ / shares	Aug. 28, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company, illustrating pay versus performance (PVP).
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in millions)	Incentive EPS($)(4)
					Total Shareholder Return(2) ($)	Russell 3000 Recreational Vehicle and Boats Subsector Index Total Shareholder Return(2)(3) ($)
2023	6,677,728	4,040,446	2,946,821	2,675,476	112.9	114.2	215.9	6.07
2022	6,676,569	5,569,618	4,824,469	4,871,036	106.7	115.2	390.6	12.39
2021	6,649,186	13,976,443	4,539,932	6,582,245	126.0	128.1	281.9	8.66
(1)	The PEO reflected above is Mr. Happe. The non-PEO named executive officers (NEOs) reflects the following individuals in each year:
2023: Ms. Bogart and Messrs. Bower, Clark and Hughes
2022: Ms. Bogart and Messrs. Bower, Clark and Hughes
2021: Messrs. Bower, Clark, Hazelton and Hughes
(2)
Company and peer group Total Shareholder Return (TSR) for each year reflects what the cumulative value of a $100 investment would be, including reinvestment of dividends, if such an amount were invested on August 28, 2020.

(3)	Peer group TSR is calculated using the Russell 3000 Recreational Vehicles and Boats Subsector Index.
(4)
Our company-selected measure, which is the measure we believe represents the most important financial performance metric used to link compensation paid to our NEOs in fiscal 2023 to our performance is Incentive EPS. This is a non-GAAP measure, which is defined above under “Compensation Discussion and Analysis - Fiscal 2023 Equity Awards.”

Company Selected Measure Name	Incentive EPS
Named Executive Officers, Footnote [Text Block]
(1)	The PEO reflected above is Mr. Happe. The non-PEO named executive officers (NEOs) reflects the following individuals in each year:
2023: Ms. Bogart and Messrs. Bower, Clark and Hughes
2022: Ms. Bogart and Messrs. Bower, Clark and Hughes
2021: Messrs. Bower, Clark, Hazelton and Hughes

Peer Group Issuers, Footnote [Text Block]
(2)
Company and peer group Total Shareholder Return (TSR) for each year reflects what the cumulative value of a $100 investment would be, including reinvestment of dividends, if such an amount were invested on August 28, 2020.

(3)	Peer group TSR is calculated using the Russell 3000 Recreational Vehicles and Boats Subsector Index.

PEO Total Compensation Amount	$ 6,677,728	$ 6,676,569	$ 6,649,186
PEO Actually Paid Compensation Amount	$ 4,040,446	5,569,618	13,976,443
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation Actually Paid (CAP) illustrated in the table above is calculated by making the following adjustments from the Summary Compensation Table (SCT) totals as follows:
Item and Value Added (Deducted)

For PEO:	2023 ($)	2022 ($)	2021 ($)
- SCT “Stock Awards” column value	4,249,995	3,569,965	3,574,980
- SCT “Options Awards” column value	749,992	629,991	525,004
+ year-end fair value of outstanding equity awards granted in covered year	5,159,673	4,272,887	7,195,656
+/- difference between the fair value of awards from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that are outstanding and unvested at the end of the covered year	(2,142,448)	(1,034,013)	4,281,006
+/- change in fair value from the end of the prior fiscal year to the vesting date for awards granted in any prior fiscal year which vested during the covered fiscal year	(654,520)	(145,869)	(49,421)

Non-PEO NEO Average Total Compensation Amount	$ 2,946,821	4,824,469	4,539,932
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,675,476	4,871,036	6,582,245
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation Actually Paid (CAP) illustrated in the table above is calculated by making the following adjustments from the Summary Compensation Table (SCT) totals as follows:
Item and Value Added (Deducted)
For Other Named Executive Officers (Average)	2023 ($)	2022 ($)	2021 ($)
- SCT “Stock Awards” column value	603,458	558,553	862,580
- SCT “Options Awards” column value	106,497	93,970	83,835
+ year-end fair value of outstanding equity awards granted in covered year	976,808	877,941	2,077,223
+/- difference between the fair value of awards from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that are outstanding and unvested at the end of the covered year	(431,154)	(168,076)	926,433
+/- change in fair value from the end of the prior fiscal year to the vesting date for awards granted in any prior fiscal year which vested during the covered fiscal year	(107,044)	(10,775)	(14,928)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The charts below describe the relationship between the PEO and other named executive officers’ CAP to Net Income, Total Shareholder Return, and Incentive EPS.
Compensation Actually Paid vs. Net Income [Text Block]	The charts below describe the relationship between the PEO and other named executive officers’ CAP to Net Income, Total Shareholder Return, and Incentive EPS.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The charts below describe the relationship between the PEO and other named executive officers’ CAP to Net Income, Total Shareholder Return, and Incentive EPS.
Total Shareholder Return Vs Peer Group [Text Block]	The charts below describe the relationship between the PEO and other named executive officers’ CAP to Net Income, Total Shareholder Return, and Incentive EPS.
Tabular List [Table Text Block]
The following table lists the five financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our NEOs to our performance.
Most Important Performance Measures

Incentive EPS(1)
Net Revenue
Operating Income
Net Working Capital
Incentive ROIC(1)
(1)	Denotes non-GAAP financial measure described above under “Compensation Discussion and Analysis – Fiscal 2023 Equity Awards – LTIP/Performance Share Units.”

Total Shareholder Return Amount	$ 112.9	106.7	126
Peer Group Total Shareholder Return Amount	114.2	115.2	128.1
Net Income (Loss)	$ 215,900,000	$ 390,600,000	$ 281,900,000
Company Selected Measure Amount | $ / shares	6.07	12.39	8.66
PEO Name	Mr. Happe	Mr. Happe	Mr. Happe
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Incentive EPS
Non-GAAP Measure Description [Text Block]
(4)
Our company-selected measure, which is the measure we believe represents the most important financial performance metric used to link compensation paid to our NEOs in fiscal 2023 to our performance is Incentive EPS. This is a non-GAAP measure, which is defined above under “Compensation Discussion and Analysis - Fiscal 2023 Equity Awards.”

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Working Capital
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Incentive ROIC
PEO [Member] | SCT "Stock Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,249,995)	$ (3,569,965)	$ (3,574,980)
PEO [Member] | SCT "Option Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(749,992)	(629,991)	(525,004)
PEO [Member] | Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,159,673	4,272,887	7,195,656
PEO [Member] | Difference Between the Fair Value of Awards from the End of the Prior Fiscal Year to the End of the Covered Fiscal Year for Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at the End of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,142,448)	(1,034,013)	4,281,006
PEO [Member] | Change in Fair Value from the End of the Prior Fiscal Year to the Vesting Date for Awards Granted in Any Prior Fiscal Year which Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(654,520)	(145,869)	(49,421)
Non-PEO NEO [Member] | SCT "Stock Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(603,458)	(558,553)	(862,580)
Non-PEO NEO [Member] | SCT "Option Awards" [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(106,497)	(93,970)	(83,835)
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	976,808	877,941	2,077,223
Non-PEO NEO [Member] | Difference Between the Fair Value of Awards from the End of the Prior Fiscal Year to the End of the Covered Fiscal Year for Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at the End of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(431,154)	(168,076)	926,433
Non-PEO NEO [Member] | Change in Fair Value from the End of the Prior Fiscal Year to the Vesting Date for Awards Granted in Any Prior Fiscal Year which Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (107,044)	$ (10,775)	$ (14,928)